Stock-Based Compensation - Stock option award narrative - Exercise prices (Details) - $ / shares	Mar. 31, 2024	Dec. 31, 2023
Exercise prices of the stock option awards
Outstanding Awards (Shares)	1,721,008	1,884,965
Vested Awards (Shares)	358,695	522,319
0.44
Exercise prices of the stock option awards
Outstanding Awards (Shares)	4,729	6,820
Vested Awards (Shares)	4,729	6,820
Exercise Price	$ 0.44	$ 0.44
1.75
Exercise prices of the stock option awards
Outstanding Awards (Shares)	445,759	608,190
Vested Awards (Shares)	273,643	406,927
Exercise Price	$ 1.75	$ 1.75
2.48
Exercise prices of the stock option awards
Outstanding Awards (Shares)	212,480	238,500
Vested Awards (Shares)	16,255	33,740
Exercise Price	$ 2.48	$ 2.48
2.87
Exercise prices of the stock option awards
Outstanding Awards (Shares)	176,880	208,315
Vested Awards (Shares)	53,958	74,832
Exercise Price	$ 2.87	$ 2.87
19.28
Exercise prices of the stock option awards
Outstanding Awards (Shares)	823,140	823,140
Vested Awards (Shares)	8,360
Exercise Price	$ 19.28	$ 19.28